SSgA Active ETF Trust

One Lincoln Street

Boston, MA 02111

April 22, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

RE:	SSgA Active ETF Trust (“Registrant”)

File Nos.: 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on April 4, 2013.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-0845.

Sincerely,

/s/ Scott E. Habeeb
Scott E. Habeeb
Assistant Secretary